Note 6 - Other Current Assets - Schedule of Other Current Assets (Details) - AUD ($)		Jun. 30, 2026	Jun. 30, 2025
Statement Line Items [Line Items]
Prepayments		$ 768,988	$ 1,233,122
Term deposit (1)	[1]	0	7,500,000
Other		42,793	41,815
Total		$ 811,781	$ 8,774,937

[1]	Term deposit of 150-day term and maturity date of October 17, 2025.